CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	¥ 803	¥ 490
Land use rights	2,364	2,437
Right-of-use assets	295	367
Intangible assets	2,049	2,032
Goodwill	19,647	19,542
Investments accounted for using equity method	4,669	4,274
Financial assets at fair value through other comprehensive income	14,498	6,540
Other investments	309	307
Prepayments, deposits and other assets	425	540
Deferred tax assets	422	352
Term deposits	10,419	8,719
Total non-current assets	55,900	45,600
Current assets
Inventories	23	8
Accounts receivable	3,508	2,918
Prepayments, deposits and other assets	3,793	3,438
Other investments	46	37
Term deposits	13,999	9,937
Restricted cash	11	31
Cash and cash equivalents	13,164	13,567
Total current assets	34,544	29,936
Total assets	90,444	75,536
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	29,035	36,576
Shares held for share award schemes	(520)	(302)
Treasury shares	(550)	(6,996)
Other reserves	19,845	9,658
Retained earnings	20,051	16,969
Equity attributable to equity holders of the Company	67,863	55,907
Non-controlling interests	1,863	1,295
Total equity	69,726	57,202
Non-current liabilities
Notes payable	3,572	5,636
Deferred tax liabilities	198	239
Lease liabilities	219	297
Deferred revenue	179	148
Total non-current liabilities	4,168	6,320
Current liabilities
Accounts payable	6,879	5,006
Other payables and other liabilities	3,381	3,472
Notes payables	2,154	0
Current tax liabilities	934	567
Lease liabilities	106	115
Deferred revenue	3,096	2,854
Total current liabilities	16,550	12,014
Total liabilities	20,718	18,334
Total equity and liabilities	¥ 90,444	¥ 75,536